UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Money Market Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE, 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: JUNE 30

Date of reporting period: SEPTEMBER 30, 2011

ITEM 1. SCHEDULES OF INVESTMENTS

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
September 30, 2011 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CERTIFICATES OF DEPOSIT (23.7%)
$ 43,600,000	Bank of Montreal	10/04/11	0.170%	$ 43,600,000
19,000,000	Bank of Nova Scotia	10/28/11	0.190	19,000,000
25,000,000	Bank of Nova Scotia1	10/31/11	0.453	25,004,132
18,250,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	11/02/11	0.260	18,250,000
30,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	11/07/11	0.380	30,000,000
15,000,000	Citibank N.A.	10/05/11	0.140	15,000,000
25,000,000	Citibank N.A.	10/20/11	0.140	25,000,000
16,350,000	Credit Suisse	10/04/11	0.180	16,350,000
25,000,000	Credit Suisse	10/04/11	0.200	25,000,062
22,500,000	Deutsche Bank AG1	10/19/11	0.550	22,512,053
25,000,000	Deutsche Bank AG	10/20/11	0.460	25,003,023
20,000,000	Nordea Bank Finland, Plc.	10/12/11	0.140	19,999,878
17,000,000	Nordea Bank Finland, Plc.	10/21/11	0.200	17,000,000
16,000,000	Rabobank Nederland NV	11/03/11	0.220	16,000,000
21,000,000	Royal Bank of Scotland, Plc.	10/31/11	0.200	21,000,000
22,500,000	Standard Chartered Bank	10/18/11	0.210	22,500,000
14,000,000	Svenska Handelsbanken AB	10/07/11	0.205	14,000,011
20,000,000	Svenska Handelsbanken AB	12/23/11	0.320	20,000,461
18,000,000	UBS AG	10/05/11	0.210	18,000,000
	Total Certificates of Deposit			413,219,620

	COMMERCIAL PAPER (17.7%)
65,000,000	Barclays U.S. Funding Corp.2	10/03/11	0.080	64,999,711
15,000,000	Coca-Cola Co.2,3	10/12/11	0.120	14,999,450
9,000,000	DeKalb County Development Authority	10/03/11	0.130	9,000,000
40,000,000	ING US Funding LLC2	10/05/11	0.150	39,999,333
8,000,000	Inova Health System Foundation2	12/07/11	0.250	7,996,278
16,588,000	Johns Hopkins University	10/17/11	0.170	16,588,000
40,000,000	National Australia Funding Delaware, Inc.2,3	12/22/11	0.190	39,982,689
20,000,000	Societe Generale North America, Inc.2	10/05/11	0.270	19,999,400
15,000,000	Texas Tech University	10/03/11	0.110	15,000,000
25,000,000	Toronto-Dominion Holdings USA, Inc.2,3	10/06/11	0.070	24,999,757
23,600,000	Toronto-Dominion Holdings USA, Inc.2,3	11/15/11	0.200	23,594,100
4,000,000	Travelers Cos, Inc.2,3	10/11/11	0.100	3,999,889
11,250,000	University of Minnesota	10/05/11	0.130	11,250,000
15,000,000	University of Texas System	10/03/11	0.110	15,000,000
	Total Commercial Paper			307,408,607

	MUNICIPAL BONDS (16.2%)
6,775,000	Bay Area Toll Authority4	10/07/11	0.090	6,775,000
1,700,000	Buncombe County, North Carolina4	10/07/11	0.250	1,700,000
2,000,000	Buncombe County, North Carolina4	10/07/11	0.250	2,000,000
2,000,000	Buncombe County, North Carolina4	10/07/11	0.250	2,000,000
17,000,000	California State Health Facilities Financing Authority4	10/07/11	0.120	17,000,000
6,000,000	Charleston, South Carolina, Waterworks & Sewer4	10/07/11	0.190	6,000,000
9,290,000	Charlotte, North Carolina4	10/07/11	0.140	9,290,000
2,250,000	Charlotte, North Carolina4	10/07/11	0.190	2,250,000
17,000,000	Connecticut State Health & Educational Facility Authority4	10/07/11	0.100	17,000,000
2,500,000	Delaware State Economic Development Authority4	10/07/11	0.230	2,500,000
4,715,000	Guilford County, North Carolina4	10/07/11	0.130	4,715,000
5,345,000	Houston, Texas, Higher Education Finance Corp.4	10/07/11	0.120	5,345,000
9,830,000	Illinois State Finance Authority4	10/07/11	0.130	9,830,000
8,021,000	Illinois State Finance Authority4	10/07/11	0.170	8,021,000
13,995,000	Kansas State Department of Transportation4	10/07/11	0.120	13,995,000
14,673,000	Massachusetts State Development Finance Agency4	10/07/11	0.110	14,673,000
12,100,000	Massachusetts State Health & Educational Facilities Authority4	10/07/11	0.080	12,100,000
16,395,000	Massachusetts State Health & Educational Facilities Authority4	10/07/11	0.140	16,395,000
14,070,000	Mecklenburg County, North Carolina4	10/07/11	0.120	14,070,000
13,895,000	Metropolitan Water District of Southern California4	10/07/11	0.130	13,895,000
2,485,000	New Hampshire State Health & Education Facilities Authority4	10/07/11	0.100	2,485,000
13,425,000	New Hampshire State Health & Education Facilities Authority4	10/07/11	0.100	13,425,000
3,665,000	New Jersey State Educational Facilities Authority4	10/07/11	0.120	3,665,000
4,605,000	New York State Dormitory Authority4	10/07/11	0.140	4,605,000
4,500,000	North Carolina State Capital Facilities Finance Agency4	10/07/11	0.130	4,500,000
5,130,000	North Carolina State Medical Care Commission4	10/07/11	0.120	5,130,000
2,385,000	Northampton County, Pennsylvania, Higher Education Authority4	10/07/11	0.130	2,385,000
4,995,000	State of Ohio4	10/07/11	0.100	4,995,000
1,000,000	Oklahoma State Turnpike Authority4	10/03/11	0.130	1,000,000
17,000,000	Pennsylvania State Turnpike Commission4	10/07/11	0.160	17,000,000
6,200,000	Private Colleges & Universities Authority4	10/07/11	0.110	6,200,000
16,300,000	San Diego County, California, Regional Transportation Commission4	10/07/11	0.160	16,300,000
7,185,000	Tempe, Arizona4	10/07/11	0.160	7,185,000
14,510,000	University of Michigan4	10/07/11	0.130	14,510,000
	Total Municipal Bonds			282,939,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS (21.7%)
11,396,000	Fannie Mae Discount Notes2,5	10/12/11	0.011	11,395,961
13,500,000	Fannie Mae Discount Notes2	12/01/11	0.020	13,499,542
50,000,000	Fannie Mae Discount Notes2	12/14/11	0.120	49,987,667
60,000,000	Fannie Mae Discount Notes2,5	12/21/11	0.020	59,997,300
40,000,000	Federal Home Loan Bank Discount Notes2	10/07/11	0.005	39,999,967
40,000,000	Federal Home Loan Bank Discount Notes2	12/02/11	0.010	39,999,311
50,000,000	Federal Home Loan Bank Discount Notes2	12/23/11	0.025	49,997,118
10,000,000	Freddie Mac Discount Notes2,5	10/04/11	0.006	9,999,995
7,700,000	Freddie Mac Discount Notes2	10/11/11	0.010	7,699,979
4,555,000	Freddie Mac Discount Notes2,5	10/12/11	0.007	4,554,990
30,000,000	Freddie Mac Discount Notes2	12/19/11	0.100	29,993,417
60,000,000	Freddie Mac Discount Notes2,5	12/21/11	0.045	59,993,925
	Total U.S. Government Agency Obligations			377,119,172

	TIME DEPOSITS (10.1%)
45,900,000	Commerzbank AG	10/03/11	0.010	45,900,000
65,000,000	HSBC Bank	10/03/11	0.030	65,000,000
65,000,000	Wells Fargo & Co.	10/03/11	0.090	65,000,000
	Total Time Deposits			175,900,000

	REPURCHASE AGREEMENTS (10.6%)
75,000,000	BNP Paribas (Agreement dated 09/30/11 collateralized by FMAC 4.500%, due 09/01/39, value $23,326,202, FNMA 4.500%-6.000%, due 03/01/25-01/01/48, value $53,173,798)	10/03/11	0.100	75,000,000
55,000,000	Royal Bank of Canada (Agreement dated 09/30/11 collateralized by FMAC 3.074%, due 04/01/41, value $48,628,995, FNMA 3.100%, due 03/01/41, value $7,471,005)	10/03/11	0.030	55,000,000
55,000,000	Societe Generale SA (Agreement dated 09/30/11 collateralized by FMAC 2.783%, due 05/01/35, value $32,063,138, FNMA 2.688%-5.000%, due 07/01/39-12/01/39, value $24,036,862)	10/03/11	0.080	55,000,000
	Total Repurchase Agreements			185,000,000

TOTAL INVESTMENTS AT AMORTIZED COST			100.0%	$ 1,741,586,399
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS			0.0	(434,934)
NET ASSETS			100.0%	$ 1,741,151,465

_____________

1
Variable rate instrument. The maturity dates reflect earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the September 30, 2011 coupon or interest rate.

2	Coupon represents a yield to maturity.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at September 30, 2011 was $107,575,885 or 6.2% of net assets.

4
Variable rate demand note. The maturity dates reflect the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the September 30, 2011 coupon or interest rate.

5	Coupon represents a weighted average yield.

Abbreviations:
FMAC	−	First Home Mortgage Acceptance Corporation.
FNMA	−	Federal National Mortgage Association.

FAIR VALUE MEASUREMENTS

BBH Money Market Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – (unadjusted) quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

At September 30, 2011, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of September 30, 2011
Certificates of Deposit	$ –	$ 413,219,620	$ –	$ 413,219,620
Commercial Paper	–	307,408,607	–	307,408,607
Municipal Bonds	–	282,939,000	–	282,939,000
U.S. Government Agency Obligations	–	377,119,172	–	377,119,172
Time Deposits	–	175,900,000	–	175,900,000
Repurchase Agreements	–	185,000,000	–	185,000,000
Total Investments, at value	$ –	$ 1,741,586,399	$ –	$ 1,741,586,399

* The Fund's policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of September 30, 2011, based on the valuation input Levels on June 30, 2011.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

EXHIBIT 3 (a) The certifications required by Rule 30a-2(a) under the Act are attached as Exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust ("Registrant"), on behalf of: BBH Money Market Fund:

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

/s/ John A. Gehret
=======================

John A. Gehret
President - Principal Executive Officer

Date: November 16, 2011

EXHIBIT 3(b) (2)

SECTION 302 CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust ("Registrant"), on behalf of: BBH Money Market Fund:

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

/s/ Charles H. Schreiber
==========================

Charles H. Schreiber
Treasurer - Principal Financial Officer

Date: November 16, 2011

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH TRUST

By (Signature and Title)

/s/ John A. Gehret
---------------------------

John A. Gehret
President - Principal Executive Officer

Date: November 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John A. Gehret
---------------------------

John A. Gehret
President - Principal Executive Officer

Date: November 16, 2011

By (Signature and Title)

/s/ Charles H. Schreiber
------------------------------

Charles H. Schreiber
Treasurer - Principal Financial Officer

Date: November 16, 2011